Technical provisions by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Health	R$ 15,039,385	R$ 13,906,115
Non-Life	5,095,215	4,651,935
Life	20,899,215	16,186,345
Pension plans	245,352,819	244,720,989
Total	286,386,634	279,465,384
Technical Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	286,386,634	279,465,384
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Health	15,039,385	13,906,115
Non-Life	5,095,215	4,651,935
Total	20,134,600	18,558,050
Non-life insurance contracts [member] | Technical Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	20,134,600	18,558,050
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Life	20,899,215	16,186,345
Pension plans	245,352,819	244,720,989
Total	266,252,034	260,907,334
Life insurance contracts [member] | Technical Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 266,252,034	R$ 260,907,334